Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	umt
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Westwood Quality SmallCap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	WESTWOOD QUALITY SMALLCAP FUND
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

March 14, 2024

WESTWOOD QUALITY SMALLCAP FUND

TICKER SYMBOL: WWSYX

ULTRA SHARES

A Series of Ultimus Managers Trust

Supplement to the Prospectus

dated February 28, 2024

This supplement updates certain information in the Prospectus for the Ultra Shares of the Westwood Quality SmallCap Fund (the “Fund”), a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Fund’s Prospectus or Statement of Additional Information, free of charge, please visit the Fund’s website at www.westwoodfunds.com or call the Funds toll free at 1-877-FUND-WHG (1-877-386-3944).

The following changes are made in the Prospectus for the Fund.

The following replaces, in its entirety, the table entitled “Average Annual Total Returns for Periods Ended December 31, 2023” beginning on page 33 of the Prospectus:

WESTWOOD QUALITY SMALLCAP FUND – ULTRA	1 Year	Since Inception (March 31, 2020)
Fund Returns Before Taxes	17.24%	20.28%
Fund Returns After Taxes on Distributions	16.06%	19.17%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	10.97%	16.11%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	14.65%	21.00%

Under the Section entitled “Investment Adviser”, the following replaces, in its entirety, the table on page 58 of the Prospectus:

Westwood Quality Value Fund	0.55%[1]
Westwood Quality SMidCap Fund	0.68%
Westwood Quality SmallCap Fund	0.79%
Westwood Quality AllCap Fund	0.45%
Westwood Income Opportunity Fund	0.74%[2]
[1]	Prior to November 30, 2022, the Expense Cap for the Value Fund was 0.65%.
[2]	Prior to November 2, 2020, the Expense Cap for Income Opportunity Fund was 0.84%.

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.

Westwood Quality SmallCap Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
Since Inception	rr_AverageAnnualReturnSinceInception	21.00%
Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund Ultra Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WWSYX
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.24%
Since Inception	rr_AverageAnnualReturnSinceInception	20.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2020
Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund Ultra Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.06%
Since Inception	rr_AverageAnnualReturnSinceInception	19.17%
Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund Ultra Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.97%
Since Inception	rr_AverageAnnualReturnSinceInception	16.11%